OPERATING SEGMENT INFORMATION - Income from external customers per segment (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Operating Segment
Other operating revenues	R$ (255,290)	R$ (309,859)
Reportable Segments [Member]
Operating Segment
Power supply for distribution companies	4,032,895	3,622,603
Provision	937,006	719,307
CCEE	483,021	464,687
O&M revenue	2,598,648	2,375,921
Construction revenue	150,860	128,445
Transfer Itaipu	3,931	(3,552)
Contractual revenue	2,570,948	2,339,732
Other operating revenues	202,264	173,457
Deductions operating incomes	(1,798,255)	(1,612,174)
Total net operating income	9,181,318	8,208,426
Generation
Operating Segment
Power supply for distribution companies	4,032,895	3,622,603	R$ 3,622,603
Provision	937,006	719,307	719,307
CCEE	483,021	464,687	464,687
O&M revenue	1,081,804	1,034,066
Construction revenue	3,418	8,790	8,790
Transfer Itaipu	3,931	(3,552)	(3,552)
Other operating revenues	111,686	90,635
Deductions operating incomes	(1,269,240)	(1,067,670)
Total net operating income	5,384,521	4,868,866
Transmission
Operating Segment
O&M revenue	1,516,844	1,341,855
Construction revenue	147,442	119,655	R$ 119,655
Contractual revenue	2,570,948	2,339,732
Other operating revenues	16,195	11,456
Deductions operating incomes	(495,169)	(536,628)
Total net operating income	3,756,260	3,276,070
Administration
Operating Segment
Other operating revenues	74,383	71,366
Deductions operating incomes	(33,846)	(7,876)
Total net operating income	R$ 40,537	R$ 63,490